LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Schedule of Expected Future Benefits) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Retirement Benefits [Abstract]
2026	$ 185
2027	166
2028	75
2029	4
2030	46
Thereafter (through 2035)	198
Total	$ 674